Commitments and Contingencies (Details) € in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Nov. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€) tranche shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 EUR (€)	Nov. 30, 2022 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Number of shares called by each warrant | shares		6,200,000	6,200,000
Number of tranches upon achieving certain performance and market conditions | tranche		3
Cap of future fundraising	€ 9,111				$ 9,900
Success fee arrangement, future fund raising cap period	12 months
Success fee arrangement, Commitment amount		€ 8,191	$ 8,900
Property, plant and equipment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Commitments to acquire assets		8,098		€ 5,016
Intangible assets
Disclosure of maturity analysis of operating lease payments [line items]
Commitments to acquire assets		230		4,344
Later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced		103		400
Future payments for operating contracts		92,145		73,779
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced		362		1,601
Future payments for operating contracts		75,851		100,177
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced		0		0
Future payments for operating contracts		€ 12,364		€ 18,558